Employee Compensation - Share-Based Compensation - Additional Information (Detail) $ / shares in Units, shares in Millions	12 Months Ended
	Oct. 31, 2025 CAD ($) $ / shares shares	Oct. 31, 2024 CAD ($) $ / shares shares
Disclosure of Sharebased Payment [Line Items]
Weighted average fair value of options granted | $ / shares	$ 18.46	$ 15.33
Other liabilities	$ 37,549,000,000	$ 36,720,000,000
Weighted average exercise price, options | $ / shares	$ 141	$ 118.5
Employee Stock Option Plan [Member]
Disclosure of Sharebased Payment [Line Items]
Employee compensation expense	$ 16,000,000	$ 18,000,000
Share purchase plan [member]
Disclosure of Sharebased Payment [Line Items]
Employee compensation expense	$ 48,000,000	$ 49,000,000
Percentage of employer matching contribution for contribution up to 6%	50.00%
Percentage of employee contribution towards share ownership plans	6.00%
Share purchase plan contribution vesting period	2 years
Individual gross salary for employees contribution	$ 75,000
Description of employee ownership plan contribution	50% of employee contributions up to 6% of their individual gross salary to a maximum of $75,000. Our contributions during the first two years vest after two years of participation in the plan, with subsequent contributions vesting immediately.
Common shares held in plan | shares	17.4	18.1
Mid-Term incentive plan [member]
Disclosure of Sharebased Payment [Line Items]
Employee compensation expense	$ 1,525,000,000	$ 1,037,000,000
Units granted	5,800,000	6,700,000
Weighted average fair value of options granted | $ / shares	$ 132.73	$ 111.66
Gains on hedge contract	$ 672,000,000	$ 178,000,000
Mid-term incentive plan units outstanding	17,400,000	18,400,000
Intrinsic value of share other than options vested	$ 2,352,000,000	$ 1,663,000,000
Mid-Term incentive plan [member] | Equity contracts [member]
Disclosure of Sharebased Payment [Line Items]
Employee compensation expense	853,000,000	859,000,000
Deferred incentive plans [member]
Disclosure of Sharebased Payment [Line Items]
Employee compensation expense	$ 262,000,000	$ 139,000,000
Mid-term incentive plan units outstanding	5,000,000	5,100,000
Deferred incentive plan units granted	300,000	300,000
Weighted average fair value at measurement date	$ 140.64	$ 121.18
Other liabilities	874,000,000	655,000,000
Gains on derivatives	232,000,000	107,000,000
Gains resulted in net employee compensation expense	30,000,000	32,000,000
Share ownership arrangements [Member] | Assets 1 [member] | Compensation trusts [member]
Disclosure of Sharebased Payment [Line Items]
Assets recognised	3,026,000,000	2,299,000,000
Deferred compensation arrangements [member] | Compensation trusts [member]
Disclosure of Sharebased Payment [Line Items]
Consolidated Trust Assets	297,000,000	313,000,000
Deferred compensation arrangements [member] | Assets 1 [member] | Compensation trusts [member]
Disclosure of Sharebased Payment [Line Items]
Assets recognised	$ 259,000,000	$ 221,000,000